UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019.
Date of Report (Date of earliest event reported): February 13, 2020
Commission File Number of securitizer:      025-00533

Central Index Key Number of securitizer:     0001004158
GS Mortgage Securities Corporation II1
(Exact name of securitizer as specified in its charter)
Tim Saunders, (212) 493-9401
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
___      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

___________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

___________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Relates to issuances of Multifamily Mortgage Pass-Through Certificates guaranteed by Freddie Mac, for which the filer acts as depositor.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 13, 2020
GS MORTGAGE SECURITIES CORPORATION II
     (Securitizer)

By:  /s/ J. Theodore Borter________
        Name:      J. Theodore Borter
        Title:      Vice President